SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)   Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) assuming the Company will continue as a going concern.

(b)   Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the consolidated VIEs for which the Company or a subsidiary of the Company is the primary beneficiary. All significant inter-company transactions and balances between the Company, its subsidiaries and the consolidated VIEs are eliminated upon consolidation. Results of acquired subsidiaries and its consolidated VIEs are consolidated from the date on which control is transferred to the Company.

(c)   Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant estimates and assumptions reflected in the Company’s financial statements include, but are not limited to, determining the valuation allowance for deferred tax assets, the fair value of convertible promissory notes and derivative liability, the fair value of assets acquired and liabilities assumed in acquisitions, the recoverability of long-lived assets, the fair values of asset groups, the fair value of a reporting unit, the estimated useful lives of property and equipment, and intangible assets, and incremental borrowing rate of leases. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

The Company regularly assesses the estimated useful lives of its property and equipment, and intangible assets. In January 2024, the Company completed an assessment and revised its estimate of the useful lives of certain data center properties, including the data center structural and supply assets, which primarily included the infrastructure and decoration of data centers, cabinets, diesel generators, and uninterruptible power supply equipment, from a range of 2 to 10 years, to 3 to 15 years, based on the Company’s long-term use plan, considering a number of factors including current condition, historical useful life data of these assets and industry practices. This change in estimated useful lives is accounted for as a change in accounting estimate, prospectively beginning in fiscal year 2024. The effect of the change was a reduction in depreciation expense of RMB389.7 million and an increase in net income of RMB292.8 million for the year ended December 31, 2024. The effect of change in basic and diluted earning per share was an increase of RMB0.18 per share and RMB0.17 per share, respectively, for the year ended December 31, 2024.

(d)   Foreign currency

The functional currency of the Company and its overseas subsidiaries is the United States dollar (“US$”), whereas the functional currency of the Company’s PRC subsidiaries and its Consolidated VIEs is the Chinese Renminbi (“RMB”) as determined based on the criteria of ASC Topic 830, Foreign Currency Matters (“ASC 830”). The Company uses the RMB as its reporting currency.

The financial statements of the Company and its overseas subsidiaries are translated from the functional currency to the reporting currency, RMB. Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet date. Non-monetary items that are measured in terms of historical costs in foreign currency are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of operations.

The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in other comprehensive (loss) income within the statements of comprehensive (loss) income.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(e)   Convenience translation

Translations of consolidated balance sheets, consolidated statements of operations, comprehensive income, cash flows, and shareholders’ equity from RMB to US$ as of and for the year ended December 31, 2024 are solely for the convenience of the reader and were calculated at the noon buying rate of US$1.00 to RMB7.2993 on December 31, 2024, the last business day in fiscal year 2024, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be converted, realized or settled into US$ at such rate or at any other rate.

(f)   Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits placed with banks which are unrestricted as to withdrawal and use and have original maturities less than three months. All highly liquid investments with a stated maturity of 90 days or less from the date of purchase are classified as cash equivalents.

(g)   Restricted cash

Restricted cash mainly represents amounts held by a few banks in escrow as security for credit facilities, the deposits for finance lease, the deposits held in escrow for the advances received from end customers subscribing Microsoft Azure, Microsoft 365, Dynamics 365 and Power Platform (the disbursement of which shall be agreed by both Microsoft (China) Co., Ltd. (“Microsoft”) and the Company), the deposits for business operation, the deposits for loans and the deposits held for legal proceedings.

(h)   Short-term investments

The Company’s short-term investments primarily include the Company’s investment in a short-term wealth management product managed by a financial institution in Hong Kong S.A.R. The Company elects to apply the fair value option for the short-term investment. Realized and unrealized fair value changes in the short-term investment are recorded in other income in the consolidated statement of operations. In addition, other highly liquid investments with original maturities of greater than three months but less than twelve months, are also classified as short-term investments.

(i)   Accounts receivable and allowance for doubtful debt

Pursuant to ASC 326, Financial Instruments-Credit Losses, an allowance for credit losses for financial assets, including accounts receivable, carried at amortized cost to present the net amount expected to be collected as of the balance sheet date. Such allowance is based on credit losses expected to arise over the life of the asset’s contractual term, which includes consideration of prepayments. Assets are written off when the Company determines that such financial assets are deemed uncollectible and are recognized as a deduction from the allowance for credit losses. Expected recoveries of amounts previously written off, not to exceed the aggregate of the amount previously written off, are included in determining the necessary reserve at the balance sheet date. The Company pools financial assets based on similar risk characteristics to estimate expected credit losses. The Company estimates expected credit losses on financial assets individually when those assets do not share similar risk characteristics. The Company closely monitors its accounts receivable including timely account reconciliations, detailed reviews of past due accounts, updated credit limits, and monthly analysis of the adequacy of their reserve for credit losses.

The Company utilizes a loss rate approach to determine lifetime expected credit losses for its financial assets. This method is used for calculating an estimate of losses based primarily on the Company’s historical loss experience. In determining loss rates, the Company evaluates information related to historical losses, adjusted for current conditions and further adjusted for the period of time that the Company can reasonably forecast. The Company has concluded that it can reasonably support a forecast period for the contractual life of its financial assets. Qualitative and quantitative adjustments related to current conditions and the reasonable and supportable forecast period consider the following: the customer or vendor’s creditworthiness, changes in the policy and procedures to establish customer credit limits, changes in the payment terms of receivables, existence and effect of any concentration of credit and changes in the level of such concentrations, and the effects of other external forces such as the current and forecasted direction of the economic and business environment.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(j)   Property and equipment

Property and equipment are stated at cost less accumulated depreciation and any recorded impairment. Property and equipment acquired in a business combination are recognized initially at fair value at the date of acquisition. Property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Property	25-46 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Renovation and decoration	3-15 years
Data center equipment	1-20 years
Office equipment	2-8 years
Motor vehicles	2-8 years

Repair and maintenance costs are charged to expense as incurred, whereas the costs of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirements, sale and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of operations.

Property and equipment that are purchased or constructed which require a period of time before the assets are ready for their intended use are accounted for as construction-in-progress. Construction-in-progress is recorded at acquisition cost, including installation costs. Construction-in-progress is transferred to specific property and equipment accounts and commences depreciation when these assets are ready for their intended use.

(k)   Intangible assets

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets with finite useful lives are amortized using a straight-line method. These amortization methods reflect the estimated pattern in which the economic benefits of the respective intangible assets are to be consumed.

The Company has capitalized certain internal use software development costs in accordance with ASC Subtopic 350-40, Intangibles-Goodwill and Other: Internal-Use Software (“ASC 350-40”), amounting to RMB15,322, RMB16,195 and RMB11,919 for the years ended December 31, 2022, 2023 and 2024, respectively. The Company capitalizes certain costs relating to software acquired, developed, or modified solely to meet the Company’s internal requirements and for which there are no substantive plans to market the software. These costs mainly include the research staff costs directly associated with the internal-develop software projects during the application development stage. Capitalized internal-use software costs are included in “intangible assets, net”.

Intangible assets have weighted average useful lives from the date of purchase/ acquisition as follows:

Purchased software	5 years
Radio spectrum license	15 years
Operating permits*	32.1 years
Customer relationships*	8.3 years
Licenses*	15 years
Supplier relationships*	10 years
Trade names*	20 years
Technology platform*	5 years
Internal use software	3.4 years
Customer contract*	7 years
*	Acquired in the acquisitions of subsidiaries.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(l)   Leases

The Company determines if an arrangement is a lease at inception. Leases are classified as operating or finance leases in accordance with the recognition criteria in ASC 842-20-25. The Company’s leases do not contain any material residual value guarantees or material restrictive covenants.

The Company has lease agreements as the lessee with lease and non-lease components, which are accounted for separately. The Company elected the short-term lease exemption for all contracts with lease term of 12 months or less.

At the commencement date of a lease, the Company determines the classification of the lease based on the relevant factors present and records a right-of-use (“ROU”) asset and lease liability for operating lease, and records property and equipment and finance lease liability for finance lease. ROU assets and property and equipment acquired through lease represent the right to use an underlying asset for the lease term, and operating lease liabilities and finance lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and lease liabilities are calculated as the present value of the lease payments not yet paid. If the rate implicit in the Company’s leases is not readily available, the Company uses an incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. This incremental borrowing rate reflects the fixed rate at which the Company could borrow on a collateralized basis the amount of the lease payments in the same currency, for a similar term, in a similar economic environment. ROU assets include any lease prepayments and are reduced by lease incentives. Operating lease expense for lease payments is recognized on a straight-line basis over the lease term. Lease terms are based on the non-cancelable term of the lease and may contain options to extend the lease when it is reasonably certain that the Company will exercise that option.

Leases with an initial lease term of 12 months or less are not recorded on the consolidated balance sheets. Lease expense for these leases is recognized on a straight-line basis over the lease term.

(m)   Land use right

The land use rights represent the operating lease prepayments for the rights to use the land in the PRC under ASC 842. Amortization of the prepayments is provided on a straight-line basis over the terms of the respective land use rights certificates.

(n)   Long-term investments

The Company’s long-term investments primarily consist of equity investments without readily determinable fair value, equity method investments and available-for-sale debt securities.

Pursuant to ASC Topic 321, Investments—Equity Securities (“ASC 321”), equity investments, except for those accounted for under the equity method and those that result in consolidation of the investee and certain other investments, are measured at fair value, and any changes in fair value are recognized in earnings. For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Company elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. Equity securities with readily determinable fair value are measured at fair values, and any changes in fair value are recognized in earnings.

For equity investments measured at fair value with changes in fair value recorded in earnings, the Company does not assess whether those securities are impaired. For those equity investments that the Company elects to use the measurement alternative, the Company makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the entity has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the entity has to recognize an impairment loss in net loss equal to the difference between the carrying value and fair value.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(n)   Long-term investments (continued)

Investments in equity investees represent investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC Subtopic 323-10, Investments-Equity Method and Joint Ventures: Overall (“ASC 323-10”). The Company applies the equity method of accounting that is consistent with ASC 323-10 in limited partnerships in which the Company holds a three percent or greater interest. Under the equity method, the Company initially records its investment at cost and prospectively recognizes its proportionate share of each equity investee’s net profit or loss into its consolidated statements of operations. The difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill included in equity method investments on the consolidated balance sheets. The Company evaluates its equity method investments for impairment under ASC 323-10. An impairment loss on the equity method investments is recognized in the consolidated statements of operations when the decline in value is determined to be other-than-temporary.

The Company accounts for debt securities as available-for-sale when they are not classified as either trading or held-to-maturity. Available-for-sale debt securities are recorded at fair value, with unrealized gains and losses, net of related tax effect, are excluded from earnings and are reported as a separate component of accumulated other comprehensive loss until realized. Realized gains and losses from the sale of available-for-sale debt securities are determined on a specific-identification basis. An impairment loss on the available-for-sale debt securities are recognized in the consolidated statement of comprehensive loss when the decline in value is determined to be other-than-temporary.

(o)   Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the identifiable assets acquired and the liabilities assumed of an acquired business. The Company assesses goodwill for impairment in accordance with ASC Subtopic 350-20, Intangibles—Goodwill and Other: Goodwill (“ASC 350-20”), which requires that goodwill to be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20.

The Company has the option to assess qualitative factors first to determine whether it is necessary to perform the quantitative test in accordance with ASC 350-20. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting units, and other specific information related to the operations. If the Company believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test described above is required. Otherwise, no further testing is required. The quantitative impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess.

Pursuant to ASC 350-20, the Company performed assessment and completed its annual impairment test for goodwill that has arisen out of its acquisitions. The goodwill was fully impaired in 2023 with RMB1,364,191 of goodwill impairment loss recognized for the year ended December 31, 2023.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(p)   Impairment of long-lived assets

The Company evaluates long-lived assets, such as fixed assets, purchased or internally developed intangible assets with finite lives, and operating lease right-of-use assets for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC Topic 360, Property, Plant and Equipment. When such events occur, the Company assesses the recoverability of the asset groups by comparing the undiscounted cash flows expected to be generated by the asset groups to their carrying amounts. If the Company identifies an impairment, the Company reduces the carrying amount of the asset group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values and the impairment loss, if any, is recognized in the consolidated statements of operations.

For the year ended December 31, 2023, due to the weaker-than-expected operations, the Company tested certain long-lived asset groups for recoverability and recorded an impairment loss of RMB506,686, based on the amount by which the carrying amount of the relevant asset groups exceeded their estimated fair value.

The impairment loss reduced the carrying amount of the long-lived assets of the group on a pro-rata basis using the relative carrying amount of those assets except that the loss allocated to an individual long-lived asset of the group shall not reduce the carrying amount of that asset below its fair value whenever that fair value is determinable without undue cost and effort.

The Company recorded impairment charges associated with its long-lived assets as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Impairment of property and equipment	—	480,099	—
Impairment of intangible assets	—	15,113	—
Impairment of right-of-use assets	—	11,474	—

(q)   Fair value of financial instruments

The Company’s financial instruments primarily include cash and cash equivalents, restricted cash, short-term investments, accounts receivable and payable, other receivables and payables, amounts due from/to related parties, long-term borrowings, available-for-sale debt investments, convertible promissory notes, a derivative financial instrument and a derivative liability. Other than available-for-sale debt investments, long-term borrowings, convertible promissory notes, the derivative liability and the derivative financial instrument, the carrying values of these financial instruments approximate their fair values due to their short-term maturities.

The carrying amounts of long-term borrowings approximate their fair values since they bear interest rates which approximate market interest rates. The Company elected the fair value option for the 2025 Convertible Notes (Note 17) upon initial recognition in 2020 as financial liability. During year ended December 31, 2023, the Company repurchased all of the outstanding 2025 Convertible Notes. The Company recorded the 2026 Convertible Notes (Note 17) using amortized cost method upon initial recognition in 2021 and measured the fair value for disclosure purposes. In February 2024, the Company repurchased all outstanding 2026 Convertible Notes. The Company recorded the 2027 Convertible Notes (Note 17) using amortized cost method upon initial recognition in 2022, and recorded the bifurcated redemption feature as a derivative liability measured at fair value. In August 2024, the 2027 Convertible Notes was significantly modified and was subsequently accounted for at fair value as a whole. See Note 26 for disclosure of fair value measurements.

Derivative financial instruments are initially measured at fair value, and subsequently remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period income/(expense). Available-for-sale debt securities are recorded at fair value, with unrealized gains and losses, net of related tax effect, are excluded from earnings and are reported as a separate component of accumulated other comprehensive loss until realized.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(r)   Revenue recognition

The Company provides hosting and related services including hosting of customers’ servers and networking equipment, connecting customers’ servers with internet backbones (“Hosting service”), virtual private network services providing encrypted secured connection to public internet (“VPN service”) and other value-added services and public cloud service through strategic partnership with Microsoft.

The Company recognizes revenue as it satisfies a performance obligation when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”), the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration, if any; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration to which it is entitled in exchange for the goods or services it transfers to the customer.

Once a contract is determined to be within the scope of ASC 606 at contract inception, the Company reviews the contract to determine which performance obligations it must deliver and which of these performance obligations are distinct. The Company recognizes revenue based on the amount of the transaction price that is allocated to each performance obligation when that performance obligation is satisfied or as it is satisfied.

The Company is a principal and records revenue on a gross basis when the Company is primarily responsible for fulfilling the service, has discretion in establishing pricing and controls the promised service before transferring that service to customers. Otherwise, the Company records revenue at the net amounts as commissions.

The Company’s revenue recognition policies are as follows:

Hosting services are services that the Company dedicates data center space to house customers’ servers and networking equipment and provides tailored server administration services including operating system support and assistance with updates, server monitoring, server backup and restoration, server security evaluation, firewall services, and disaster recovery. The Company also provides interconnectivity services to connect customers with each other, internet backbones in China and other networks through Border Gateway Protocol, or BGP, network, or single-line, dual-line or multiple-line networks. Hosting services are typically provided to customers for a fixed amount over the contract service period and the related revenues are recognized on a straight-line basis over the term of the contract. For certain contracts where considerations are based on the usage of the Hosting services, the related revenues are recognized based on the consumption at the predetermined rate as the services are rendered throughout the contract term.

VPN services are services that the Company extends customers’ private networks by setting up secure and dedicated connections through the public internet. VPN services are provided to customers for a fixed amount over the contract service period and revenue are recognized on a straight-line basis over the term of the contract.

The Company partners with Microsoft to provide Cloud services that allow enterprise and individual customers to run their applications over the internet using the IT infrastructure. Cloud services are generally charged by the Company to the end customers for a fixed amount or based on the actual usage of the cloud resources at predetermined rates over the subscription period, which in general is one year. The Company fulfils its performance obligation of facilitating Microsoft to provide the Cloud services to the end customers by providing, but not limited to, contract processing management, billing, payment collection, maintenance, help desk supports and certain IT infrastructure services. These are considered as a series of distinct services that are substantially the same and have the same pattern of transfer to the customer; therefore, they are accounted for as a single performance obligation that is satisfied over time. The corresponding consideration that the Company is entitled to is recognized as revenue using a time-based method since this best depicts the pattern of the control transfer. Revenue from Cloud services consists of monthly incentive revenues received from Microsoft upon completion of certain conditions and gross billing amount received from end customers net of considerations remitted by the Company to Microsoft. When the contract is modified to add distinct services to the single performance obligation for additional fees, such changes are accounted for prospectively as a termination of the old contract and the creation of a new contract.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(r)   Revenue recognition (continued)

For certain arrangements, customers are required to pay the Company before the services are delivered. When either party to a revenue contract has performed, the Company recognizes a contract asset or a contract liability in the consolidated balance sheets, depending on the relationship between the Company’s performance and the customer’s payment. Contract liabilities were mainly related to fee received for Hosting services to be provided over the contract period, which were presented as deferred revenue on the consolidated balance sheets.

Deferred revenue represented the Company’s obligation to transfer the goods or services to a customer for which the Company has received consideration (or an amount of consideration is due) from the customer. As of January 1, 2023 and 2024, the Company has deferred revenue amounting up to RMB95,078 and RMB95,477, respectively, which were recognized as revenue for the years ended December 31, 2023 and 2024 in an amount of RMB78,683 and RMB70,912, respectively.

Advance from customers primarily represents the collections on behalf of Microsoft for the cloud services. It also includes contract liabilities of RMB13,716 and RMB6,263 as of December 31, 2023 and 2024, respectively. As of January 1, 2023 and 2024, the Company had contract liability amounting up to RMB11,955 and RMB13,716, respectively, which were recognized as revenue for the years ended December 31, 2023 and 2024 in an amount of RMB11,955 and RMB13,716, respectively.

The Company’s certain hosting service contains lease and non-lease components. The Company elected to adopt the practical expedient which allows lessors to combine lease and non-lease components and account for them as one component if 1) the timing and pattern of transfer of the lease component and non-lease component is the same; 2) the lease component should be classified as an operating lease if it were accounted for separately. The combined component is accounted for in accordance with the current lease accounting guidance (“ASC 842”) if the lease component is predominant, and in accordance with the ASC 606 if the non-lease component is predominant. The Company has determined that the non-lease component is the predominant component in Hosting service. Therefore, the Company has accounted for the combined component in accordance with ASC 606.

The Company does not disclose the value of unsatisfied performance obligations as the Company’s revenue contracts are (i) contracts with an original expected length of one year or less or (ii) contracts for which the Company recognizes revenue at the amount to which it has the right to invoice for services performed.

(s)   Cost of revenues

Cost of revenues consists primarily of telecommunication costs, depreciation of the Company’s long-lived assets, amortization of acquired intangible assets, utility, maintenance, data center rental expenses directly attributable to the provision of the IDC services, payroll and other related costs of operations.

(t)   Advertising expenditures

Advertising expenditures are expensed as incurred and are included in sales and marketing expenses, which amounted to RMB6,829, RMB9,826 and RMB9,364 for the years ended December 31, 2022, 2023 and 2024, respectively.

(u)   Research and development expenses

Research and development expenses consist primarily of payroll and related personnel costs for routine upgrades and related enhancements of the Company’s services and network. Research and development expenses are expensed as incurred except for costs to develop internal-use software or add significant upgrades and enhancements resulting in additional functionality to internal-use software that meet the capitalization criteria in accordance with ASC Subtopic 350-40, Intangibles-Goodwill and Other, Internal-Use Software.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(v)   Government grants

Government grants are provided by the relevant government authorities to subsidize the cost of certain projects or for the purpose of giving immediate incentive to the Company with no future costs or obligations. The amount of such government grants is determined solely at the discretion of the relevant government authorities and there is no assurance that the Company will continue to receive these government grants in the future. Government grants are recognized when it is probable that the Company will comply with the conditions attached to them, and the grants are received. When the grant relates to an expense item, it is recognized in the consolidated statement of operations over the period necessary to match the grant on a systematic basis to the costs that it is intended to compensate, as a reduction of the related operating expense. When the grant relates to an asset, it is recognized as deferred government grants and released to the consolidated statement of operations in equal amounts over the expected useful life of the related asset, when operational, as a reduction of the related depreciation expense, which amounted to RMB13,504 for the years ended December 31, 2024.

(w)   Capitalized interest

Interest costs are capitalized if they are incurred during the acquisition, construction or production of a qualifying asset and such costs could have been avoided if expenditures for these assets have not been made.

As a result of total interest costs capitalized during the period, the interest expense for the years ended December 31, 2022, 2023 and 2024, was as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Interest expense and amortization cost of 2025, 2026 and 2027 Convertible Notes (Note 17)	58,350	59,429	64,115
Interest expense on bank and other borrowings	172,328	222,918	336,533
Interest expense on finance leases	104,088	90,679	93,264
Total interest costs	334,766	373,026	493,912
Less: Total interest costs capitalized	(61,461)	(60,854)	(92,937)
Interest expense, net	273,305	312,172	400,975

(x)   Income taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax basis of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The carrying amount of deferred tax assets is reviewed on an entity-by-entity basis and is reduced by a valuation allowance to the extent that it is more-likely-than-not that the benefits of the deferred tax assets will not be realized in future years. The valuation allowance is determined based on the weight of positive and negative evidence including future reversals of existing taxable temporary differences, future taxable income exclusive of reversing temporary differences, and verifiable tax planning. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date of the change in tax rate. All deferred income tax assets and liabilities are classified as non-current on the consolidated balance sheets.

The Company applies ASC Topic 740, Accounting for Income Taxes (“ASC 740”), to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements.

The Company has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of “income tax expenses” in the consolidated statements of operations.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(y)   Share-based compensation

Share options and Restricted Share Units (“RSUs”) granted to employees are accounted for under ASC Topic 718, Compensation—Stock Compensation (“ASC 718”), which requires that share-based awards granted to employees be measured based on the grant date fair value and recognized as compensation expenses over the requisite service period and/or performance period (which is generally the vesting period) in the consolidated statements of operations. The Company accounts for forfeitures as they occur.

The Company has elected to recognize compensation expenses using the straight-line method for share-based awards granted with only service conditions that have a graded vesting schedule. For share-based awards granted with performance conditions, the Company recognizes compensation expenses using the accelerated method. The Company commences recognition of the related compensation expenses if it is probable that the defined performance condition will be met. To the extent that the Company determines that it is probable that a different number of share-based awards will vest depending on the outcome of the performance condition, the cumulative effect of the change in estimate is recognized in the period of change. For share-based awards with market conditions, the probability to achieve market conditions is reflected in the grant date fair value. The Company recognized the related compensation expenses when the requisite service is rendered using the accelerate method.

On November 26, 2016, the Board approved a new incentive program to certain individuals with a new bonus scheme which will be settled by issuing a variable number of shares with a fair value equal to fixed dollar amount on the settlement date. The Company remeasures the fair value of such liability at each reporting period end through earnings until the actual settlement date, which is the date when the number of underlying shares were fixed and recorded the compensation cost over the remaining vesting term.

A cancellation of the terms or conditions of an equity award under original award in exchange for a new award should be treated as modification. The compensation costs associated with the modified awards are recognized if either the original vesting conditions or the new vesting conditions have been achieved. Total recognized compensation cost for the awards is at least equal to the fair value of the original awards at the grant date unless at the date of the modification the performance or service conditions of the original awards are not expected to be satisfied. The incremental compensation cost is measured as the excess of the fair value of the replacement awards over the fair value of original awards at the modification date. Therefore, in relation to the modified awards, the Company recognizes share-based compensation over the vesting periods of the new awards, which comprises (i) the amortization of the incremental portion of share-based compensation over the remaining vesting term, and (ii) any unrecognized compensation cost of original awards, using the shorter of the remaining original term or the new term. For a modification of a market condition, the incremental portion of share-based compensation and unrecognized compensation cost of original award are recognized over new vesting period. For modification of a liability award that remains a liability after modification, the liability award continues to be remeasured at fair value at each reporting date.

(z)   (Loss) earnings per share

In accordance with ASC Topic 260, Earnings per Share (“ASC 260”), basic (loss) earnings per share is computed by dividing (loss) earnings attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year using two-class method. Under the two-class method, (loss) earnings are allocated between ordinary shares and participating securities based on their participating rights. The Company’s 2027 Convertible Notes are participating securities. Diluted (loss) earnings per share are calculated by dividing (loss) earnings attributable to ordinary shareholders using two-class method as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Contingently issuable shares, including performance-based share awards and contingent considerations to be settled in shares, are included in the computation of basic (loss) earnings per share only when there is no circumstance under which those shares would not be issued. Contingently issuable shares are included in the denominator of the diluted (loss) earnings per share calculation as of the beginning of the period or as of the inception date of the contingent share arrangement, if later, only when dilutive and when all the necessary conditions have been satisfied as of the reporting period end. For contracts that may be settled in ordinary shares or in cash at the election of the Company, share settlement is presumed, pursuant to which incremental shares relating to the number of shares that would be required to settle the contract are included in the denominator of diluted (loss) earnings per share calculation if the effect is more dilutive. Ordinary equivalent shares consist of the ordinary shares issuable upon the exercise of the share options, using the treasury stock method and shares issuable upon the conversion of the Company’s convertible promissory notes using if converted method. Ordinary equivalent shares are excluded from the computation of diluted (loss) earnings per share if their effects would be anti-dilutive.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(aa)   Treasury stock

When the Company acquires treasury stock, the repurchased ordinary shares is accounted for under the cost method whereby the entire cost of the acquired shares is recorded as treasury stock. The cost basis for the reissuance of treasury stock is determined using a weighted-average cost basis. To the extent that the reissuance price is more than the cost basis (gain), the excess is recorded as an increase to additional paid-in capital. If the reissuance price is less than the cost basis (loss), the difference is recorded to additional paid-in capital to the extent there is a remaining balance. Any losses in excess of that amount is charged to accumulated deficit.

(bb)   Comprehensive (loss) income

Comprehensive (loss) income is defined as the (decrease) increase in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Accumulated other comprehensive loss of the Company includes foreign currency translation adjustments related to the Company and its overseas subsidiaries, whose functional currency is US$, changes in fair value due to instrument-specific credit risk and unrealized gain for available-for-sale debt securities.

(cc)   Segment reporting

In accordance with ASC Topic 280, Segment Reporting (“ASC 280”), the Company had one operating and reportable segment since the Company’s chief executive officer, who has been identified as the Company’s chief operating decision-maker (“CODM”) formerly relied on the results of operations of hosting and related services when making decisions on allocating resources and assessing performance of the Company, and the CODM reviews the operation result of the Company as a whole. Hosting and related services business focuses primarily on colocation, interconnectivity, cloud, VPN, hybrid IT and other value-added services.

The Company’s CODM uses consolidated operating income as the measure of profit or loss to monitor budget versus actual results and decide where to allocate and invest additional resources to continue growth. Significant segment expenses and other segment items are consistent with the financial information included on the consolidated statements of operations and comprehensive (loss)income. The measure of segment assets is reported on the consolidated balance sheet as total assets.

As substantial all of the Company’s long-lived assets and revenues are located in and derived from the PRC, geographical segments are not presented.

(dd)   Employee benefits

The full-time employees of the Company’s PRC subsidiaries are entitled to staff welfare benefits including medical care, housing fund, pension benefits and unemployment insurance, which are governmental mandated defined contribution plans. These entities are required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(ee)   Recent accounting pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in ASU 2023-07 improve reportable segment disclosure requirements through enhanced disclosures about significant segment expenses. The amendments introduce a new requirement to disclose significant segment expenses regularly provided to the CODM, extends certain annual disclosures to interim periods, clarifies single reportable segment entities must apply ASC 280 in its entirety, permits more than one measure of segment profit or loss to be reported under certain conditions, and requires disclosure of the title and position of the CODM. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company adopted ASU 2023-07 on January 1, 2024 with no material impact on its consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires the annual financial statements to include consistent categories and greater disaggregation of information in the rate reconciliation, and income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for the Company’s annual reporting periods beginning after December 15, 2024. Adoption is either with a prospective method or a fully retrospective method of transition. Early adoption is permitted. The Company is currently evaluating the effect that adoption of ASU 2023-09 will have on its consolidated financial statements.